Total
Invesco S&P 100 Equal Weight ETF
Summary Information
Investment Objective
The Invesco S&P 100 Equal Weight ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 100® Equal Weight Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco S&P 100 Equal Weight ETF Invesco S&P 100 Equal Weight ETF
Management Fees	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.36%
Fee Waivers and Expense Assumption	0.11%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.25%
[1]	Invesco Capital Management LLC (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.25% of the Fund's average daily net assets per year (the “Expense Cap”) until at least August 31, 2025, and neither the Adviser nor the Fund may discontinue the agreement prior to its expiration. The fees waived and/or expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fees were waived or the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding (i) the Expense Cap or (ii) the expense cap in effect at the time the fees and/or expenses subject to recapture were waived and/or borne by the Adviser.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption for the first two years and the Total Annual Fund Operating Expenses thereafter. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF | USD ($)	26	93	179	433

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which consists of all of the components of the S&P 100® Index (the “Parent Index”). The Parent Index is designed to measure the performance of large-cap companies in the United States and includes equity securities of 100 major blue chip companies across multiple industry groups. The Underlying Index is an equal-weighted version of the Parent Index. “Equal weighting” means that, unlike the Parent Index, which employs a float-adjusted market capitalization weighted methodology, the Underlying Index assigns each component security the same weight at each quarterly rebalance.
As of June 30, 2023, the Underlying Index was comprised of 101 constituents with market capitalizations ranging from $24.58 billion to $3.05 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance  and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	June 30, 2023	9.89%
Best Quarter	June 30, 2020	18.64%
Worst Quarter	March 31, 2020	-22.01%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco S&P 100 Equal Weight ETF		1 Year	5 Years	10 Years	Inception Date
Invesco S&P 100 Equal Weight ETF		(11.39%)	9.57%	12.94%	Dec. 01, 2006
After Taxes on Distributions | Invesco S&P 100 Equal Weight ETF		(11.83%)	9.01%	12.42%
After Taxes on Distributions and Sale of Fund Shares | Invesco S&P 100 Equal Weight ETF		(6.43%)	7.50%	10.72%
S&P 100® Equal Weight Index (reflects no deduction for fees, expenses or taxes)		(11.16%)	9.47%	12.55%
Blended - S&P 100® Equal Weight Index (reflects no deduction for fees, expenses or taxes)	[1]	(11.16%)	9.83%	13.27%
S&P 100® Index (reflects no deduction for fees, expenses or taxes)		(20.87%)	9.60%	12.48%
[1]	The “Blended-S&P 100® Equal Weight Index” reflects the performance of the RAFI® Fundamental Large Core Index, a former underlying index, for periods prior to May 23, 2015, and the Russell Top 200® Equal Weight Index, the most recent former underlying index, from May 23, 2015 through June 21, 2019, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.